Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial risk management [Line Items]
Lease liabilities	$ 12,953	$ 5,779
Trade and other payables.	251,542	262,678
Total financial liabilities	738,534	1,057,975	$ 531,653	$ 571,688
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	320,400	235,555
Accounts payable - related parties	3,174	3,426
Senior unsecured credit facility	0	324,695
Lease liabilities	63,125	70,120
Other accounts payable	60,632	73,235
Trade and other payables.	35,800	15,100
Total financial liabilities	447,331	707,031
Sociedad Minera Cerro Verde S.A.A. | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Senior unsecured credit facility		0
Lease liabilities	0	0
Other accounts payable	0	0
Total financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	316,460	234,640
Accounts payable - related parties	1,740	3,426
Senior unsecured credit facility		0
Lease liabilities	1,036	1,257
Other accounts payable	15,293	66,818
Total financial liabilities	334,529	306,141
Sociedad Minera Cerro Verde S.A.A. | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	2,923	277
Accounts payable - related parties	1,434	0
Senior unsecured credit facility		324,695
Lease liabilities	5,992	6,360
Other accounts payable	45,339	6,417
Total financial liabilities	55,688	337,749
Sociedad Minera Cerro Verde S.A.A. | Between 2 and 5 years [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	1,017	638
Accounts payable - related parties	0	0
Senior unsecured credit facility		0
Lease liabilities	45,033	41,085
Other accounts payable	0	0
Total financial liabilities	46,050	41,723
Sociedad Minera Cerro Verde S.A.A. | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Senior unsecured credit facility		0
Lease liabilities	11,064	21,418
Other accounts payable	0	0
Total financial liabilities	$ 11,064	$ 21,418